Fair Value Measurements (Details Textual) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements (Textual) [Abstract]
Derivative assets	$ 1	$ 1	$ 1
Medium-term notes [Member]
Fair Value Measurements (Textual) [Abstract]
Loans payable	3
Fixed asset loan [Member]
Fair Value Measurements (Textual) [Abstract]
Loans payable	30
Working capital loans [Member]
Fair Value Measurements (Textual) [Abstract]
Loans payable	16
Revolving credit facility [Member]
Fair Value Measurements (Textual) [Abstract]
Loans payable	$ 80